BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Feb. 22, 2024 USD ($)	Jun. 30, 2024 USD ($) extension	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) extension	Jun. 30, 2023 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 27, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from corporate credit facility		$ 1,043	$ 1,268	$ 2,134	$ 3,057
Proceeds from corporate borrowings		153	0	153	0
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 2,200		$ 2,200
Line of credit facility, unused capacity, commitment fee percentage		13		13
Subsidiary and corporate borrowings		$ 865		$ 865				$ 222
Letter of credit outstanding amount		$ 8		8				8
Proceeds from corporate credit facility				$ 643
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.20%		1.20%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 512		$ 512				528
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.20%		4.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 1,000		$ 1,000
Subsidiary and corporate borrowings		$ 0	$ 0	$ 0	$ 0			0
Borrowings, number of extensions | extension		8		8
Borrowings, term of extension		1 year		1 year
Borrowings, adjustment to interest rate basis		1.90%		1.90%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 512		$ 512				528
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.40%		3.40%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 250		$ 250				250
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%		5.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 292		$ 292				302
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.40%		5.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 366		$ 366				377
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.90%		2.90%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 986		$ 986				989
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%		6.00%
Subordinated notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 8	$ 150
Subordinated notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.25%
Medium-term Notes, Maturing July 27, 2030
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 366		$ 366				377
Notional amount									$ 700
Medium-term Notes, Maturing July 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.70%		5.70%
Medium-term Notes, Maturing July 27, 2030, Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 500
Medium-term Notes, Maturing July 27, 2030, Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.71%
Medium-term Notes, Maturing July 27, 2030, Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 200
Medium-term Notes, Maturing July 27, 2030, Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.95%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 329		$ 329				340
Medium-term Notes, Maturing November 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.60%		5.60%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings		$ 0		$ 0				$ 226
Repayments of debt	$ 531
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.30%		3.30%